Other Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Assets [Abstract]
Other assets

10. Other assets

	2022	2021
	(in thousands)
	£	£
Other assets	2,684	2,540

Classified as:
Current	2,684	—
Non-current	—	2,540
	2,684	2,540

In April 2021, the Company initiated legal proceedings against Gilead Sciences Ireland UC and Gilead Sciences GmbH in the German Regional Court of Dusseldorf (“RC Dusseldorf”) for patent infringement for the sale of Sovaldi as well as its combination products Harvoni, Vosevi and Epclusa in Germany. Later in 2021, the Company provided a security of €3.0 million by depositing funds with RC Dusseldorf to cover the legal costs of Gilead Sciences Ireland UC and Gilead Sciences GmbH in the event that the Company was unsuccessful in the final outcome of the patent infringement litigation in Germany.

In July 2022, following a comprehensive hearing in May 2022, RC Dusseldorf issued a first instance judgment that the two Gilead entities infringe our composition of matter claims in EP 2955190, or EP 190, through their sales of Sovaldi, Harvoni, Vosevi and Epclusa in Germany. Gilead has appealed the judgment with the appeal hearing scheduled for August 17, 2023. However, as disclosed in Note 20, on March 24, 2023, the EPO Technical Board of Appeal issued an oral decision revoking EP 190. Following this decision, the Company expects the security deposit to be repaid within 12 months of December 31, 2022 and, as disclosed in Note 19, has recognized a provision of £1.1 million at December 31, 2022 with respect to an estimate of the cost reimbursement due to Gilead.